Noncontrolling Interests - Additional Information (Detail) $ in Thousands, ¥ in Millions	May 15, 2019 CNY (¥)	May 15, 2019 USD ($)	Jul. 10, 2018 CNY (¥)	Jul. 10, 2018 USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Apr. 30, 2018	Jun. 30, 2017
Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Total consideration	¥ 38.3
Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'')
Noncontrolling Interest [Line Items]
Noncontrolling interest, additional ownership percentage by non controlling owners	9.00%	9.00%	11.00%	11.00%
Total consideration		$ 5,580	¥ 39.6	$ 5,931
Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'') | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners					49.00%	49.00%	49.00%
Noncontrolling interest, ownership percentage by parent	60.00%	60.00%	51.00%	51.00%				51.00%	40.00%